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Supplement Dated June 9, 1997 to the Prospectus Dated May 1, 1997
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ADVANTUS SERIES FUND, INC.
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400 ROBERT STREET NORTH - ST. PAUL, MINNESOTA 55101 - 1-800-443-3677
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  Effective  June  2, 1997,  the Portfolio  Manager  of the  International Stock
Portfolio of the Series Fund will be Mr. Gary R. Clemons of Templeton Investment Counsel, Inc., Fort Lauderdale, Florida. Mr. Clemons, Senior Vice President, Portfolio Management/Research, has been with the Templeton organization since 1993. Prior to joining Templeton Investment Counsel, Inc., and from 1990, Mr.
Clemons   worked  as   a  portfolio   manager/research  analyst   for  Templeton
Quantitative Advisers in New York, a subsidiary of Templeton International.

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F. 51218 6-1997